Cover	Nov. 23, 2022
Cover [Abstract]
Entity Registrant Name	Palatin Technologies, Inc.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 23, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-15543
Entity Address Address Line 1	4B Cedar Brook Drive
Entity Address City Or Town	Cranbury
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2200
Trading Symbol	PTN
Security Exchange Name	NYSEAMER
Security 12b Title	Common Stock, par value $0.01 per share